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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10223

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                            VOYA SENIOR INCOME FUND
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)             With copies to:

              Theresa K. Kelety, Esq.                 Elizabeth J. Reza, Esq.
               Voya Investments, LLC                      Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100           Prudential Tower,
                Scottsdale, AZ 85258                    800 Boylston Street
                                                         Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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          Date of fiscal year end: February 28

          Date of reporting period: July 1, 2017 - June 30, 2018

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-10223
Reporting Period: 07/01/2017 - 06/30/2018
Voya Senior Income Fund


=========================== Voya Senior Income Fund ============================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA SENIOR INCOME FUND


By:  /s/ Dina Santoro
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     Dina Santoro
     President

Date: August 24, 2018